Accumulated other comprehensive income (Tables)	6 Months Ended
Jun. 30, 2017
Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	Accumu- lated other compre- hensive income/ (loss)
2Q17 (CHF million)
Balance at beginning of period	(39)	(12,591)	59	(4,175)	604	(1,081)	(17,223)
Increase/(decrease)	(8)	(1,096)	(5)	2	0	(628)	(1,735)
Increase/(decrease) due to equity method investments	0	1	0	0	0	0	1
Reclassification adjustments, included in net income/(loss)	18	0	0	80	(28)	(2)	68
Total increase/(decrease)	10	(1,095)	(5)	82	(28)	(630)	(1,666)
Balance at end of period	(29)	(13,686)	54	(4,093)	576	(1,711)	(18,889)
1Q17 (CHF million)
Balance at beginning of period	(35)	(12,095)	61	(4,278)	643	(568)	(16,272)
Increase/(decrease)	(8)	(519)	(2)	23	0	(513)	(1,019)
Reclassification adjustments, included in net income/(loss)	4	23	0	80	(39)	0	68
Total increase/(decrease)	(4)	(496)	(2)	103	(39)	(513)	(951)
Balance at end of period	(39)	(12,591)	59	(4,175)	604	(1,081)	(17,223)
2Q16 (CHF million)
Balance at beginning of period	31	(13,452)	65	(4,567)	579	1,741	(15,603)
Increase/(decrease)	26	322	2	0	0	(69)	281
Increase/(decrease) due to equity method investments	(3)	0	0	0	0	0	(3)
Reclassification adjustments, included in net income/(loss)	(3)	9	0	82	(25)	0	63
Total increase/(decrease)	20	331	2	82	(25)	(69)	341
Balance at end of period	51	(13,121)	67	(4,485)	554	1,672	(15,262)
6M17 (CHF million)
Balance at beginning of period	(35)	(12,095)	61	(4,278)	643	(568)	(16,272)
Increase/(decrease)	(16)	(1,615)	(7)	25	0	(1,141)	(2,754)
Increase/(decrease) due to equity method investments	0	1	0	0	0	0	1
Reclassification adjustments, included in net income/(loss)	22	23	0	160	(67)	(2)	136
Total increase/(decrease)	6	(1,591)	(7)	185	(67)	(1,143)	(2,617)
Balance at end of period	(29)	(13,686)	54	(4,093)	576	(1,711)	(18,889)
6M16 (CHF million)
Balance at beginning of period	(15)	(12,615)	60	(4,672)	607	–	(16,635)
Increase/(decrease)	73	(564)	7	22	0	1,197	735
Increase/(decrease) due to equity method investments	(6)	0	0	0	0	0	(6)
Reclassification adjustments, included in net income/(loss)	(1)	58	0	165	(53)	0	169
Cumulative effect of accounting changes, net of tax	0	0	0	0	0	475	475
Total increase/(decrease)	66	(506)	7	187	(53)	1,672	1,373
Balance at end of period	51	(13,121)	67	(4,485)	554	1,672	(15,262)

Details on significant reclassification adjustments
Details on significant reclassification adjustments
in	2Q17	1Q17	2Q16	6M17	6M16
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments [1]	0	23	9	23	58
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	100	100	105	200	212
Tax expense/(benefit)	(20)	(20)	(23)	(40)	(47)
Net of tax	80	80	82	160	165
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(36)	(50)	(32)	(86)	(68)
Tax expense	8	11	7	19	15
Net of tax	(28)	(39)	(25)	(67)	(53)
1
Includes net releases of CHF 23 million on the sale of Credit Suisse (Monaco) S.A.M. in 1Q17 and net releases of CHF 3 million and CHF 52 million on the sale of Credit Suisse (Gibraltar) Limited in 2Q16 and 1Q16, respectively. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 24 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information
	2Q17		1Q17		2Q16		6M17		6M16
Common shares issued
Balance at beginning of period	2,089,897,378		2,089,897,378		1,957,379,244		2,089,897,378		1,957,379,244
Issuance of common shares	466,114,342		0		132,518,134		466,114,342		132,518,134
of which share-based compensation	0		0		30,000,000		0		30,000,000
Balance at end of period	2,556,011,720		2,089,897,378		2,089,897,378		2,556,011,720		2,089,897,378
Treasury shares
Balance at beginning of period	(6,308,347)		0		(10,939,863)		0		(5,910,224)
Sale of treasury shares	240,261,524		165,460,223		474,842,916		405,721,747		665,190,230
Repurchase of treasury shares	(273,705,085)		(172,867,369)		(482,072,771)		(446,572,454)		(678,162,142)
Share-based compensation	37,009,421		1,098,799		9,636,105		38,108,220		10,348,523
Balance at end of period	(2,742,487)		(6,308,347)		(8,533,613)		(2,742,487)		(8,533,613)
Common shares outstanding
Balance at end of period	2,553,269,233	[1]	2,083,589,031	[2]	2,081,363,765	[3]	2,553,269,233	[1]	2,081,363,765	[3]
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 505,062,294 of these shares were reserved for capital instruments.

2
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 522,242,777 of these shares were reserved for capital instruments.

3
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 518,996,021 of these shares were reserved for capital instruments.

Bank
Accumulated other comprehensive income
Accumulated other comprehensive income/(loss)
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	Accumu- lated other compre- hensive income/ (loss)
6M17 (CHF million)
Balance at beginning of period	(16)	(12,269)	61	(402)	2	(618)	(13,242)
Increase/(decrease)	(16)	(1,549)	(7)	0	0	(923)	(2,495)
Increase/(decrease) due to equity method investments	0	1	0	0	0	0	1
Reclassification adjustments, included in net income/(loss)	18	23	0	25	0	(2)	64
Total increase/(decrease)	2	(1,525)	(7)	25	0	(925)	(2,430)
Balance at end of period	(14)	(13,794)	54	(377)	2	(1,543)	(15,672)
6M16 (CHF million)
Balance at beginning of period	6	(12,751)	60	(612)	3	–	(13,294)
Increase/(decrease)	73	(545)	7	0	0	1,042	577
Reclassification adjustments, included in net income/(loss)	(5)	56	0	20	0	0	71
Cumulative effect of accounting changes, net of tax	0	0	0	0	0	464	464
Total increase/(decrease)	68	(489)	7	20	0	1,506	1,112
Balance at end of period	74	(13,240)	67	(592)	3	1,506	(12,182)

Details on significant reclassification adjustments
Details on significant reclassification adjustments
in	6M17	6M16
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments [1]	23	56
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	31	28
Tax expense/(benefit)	(6)	(8)
Net of tax	25	20
1
Includes net releases of CHF 23 million on the sale of Credit Suisse (Monaco) S.A.M. in 6M17 and CHF 55 million on the sale of Credit Suisse (Gibraltar) Limited in 6M16. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 23 – Pension and other post-retirement benefits" for further information.